Transamerica Asset Management 1801 California St, Suite 5200
Denver, CO 80202

April 1, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)
(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 296 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 297 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 31, 2021. No fees are required in connection with this filing.

The purpose of the Amendment is to register Class R6 shares for the following series of the Registrant: Transamerica Intermediate Bond, Transamerica Large Growth, Transamerica Mid Cap Value and Transamerica US Growth.

Please direct any comments or questions concerning this filing to the undersigned at (720) 482-8836.

Very truly yours,

/s/ Erin D. Nelson
Erin D. Nelson
Assistant General Counsel and Assistant Secretary
Transamerica Asset Management, Inc.